Summary of significant accounting policies - Narrative (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) contract	Dec. 31, 2017 USD ($)	Jan. 01, 2019
Disclosure of detailed information about intangible assets [line items]
Weighted-average interest rate of leases (as a percent)				7.06%
Increase (decrease) retained earnings		$ 0
Number of power agreements | contract		2
Expiration Date 2042
Disclosure of detailed information about intangible assets [line items]
Power agreement terms		15 years
Expiration date 2024
Disclosure of detailed information about intangible assets [line items]
Power agreement terms		15 years
Expiration date 2025
Disclosure of detailed information about intangible assets [line items]
Power agreement terms		15 years
Trademarks | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets		10 years
Trademarks | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets		20 years
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets		3 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets		5 years
IAS 16
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in property, plant and equipment	$ 545,000,000
Increase (decrease) in deferred tax liability (asset)	$ 139,000,000
IAS 8
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in deferred tax liability (asset)			$ 12,000,000
Increase (decrease) retained earnings			45,000,000
Increase (decrease) in investment property			$ 40,000,000